Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	114 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Aug. 13, 2015
C000159046 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 13,283	$ 13,283	$ 13,283	$ 12,305	$ 12,720	$ 14,601	$ 12,076	$ 13,383	$ 12,033	$ 11,415	$ 10,344	$ 9,481	$ 10,000
Average Annual Return, Percent	7.95%	(0.15%)	3.04%
C000159045 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 12,945	$ 12,945	$ 12,945	12,030	12,469	14,351	11,904	13,237	11,930	11,341	10,319	9,474	10,000
Average Annual Return, Percent	7.61%	(0.44%)	2.76%
C000159047 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 13,350	$ 13,350	$ 13,350	12,360	12,770	14,643	12,108	13,415	12,052	11,415	10,348	9,483	10,000
Average Annual Return, Percent	8.01%	(0.10%)	3.10%
FTSE All World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All World Index
Account Value	$ 24,392	$ 24,392	$ 24,392	20,261	17,678	19,185	16,945	14,504	12,498	13,542	10,623	8,998	10,000
Average Annual Return, Percent	20.39%	10.96%	9.88%
FTSE EPRA Nareit Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index
Account Value	$ 12,647	$ 12,647	$ 12,647	$ 11,820	$ 12,237	$ 14,128	$ 11,792	$ 13,179	$ 11,885	$ 11,359	$ 10,350	$ 9,468	$ 10,000
Average Annual Return, Percent	6.99%	(0.82%)	2.51%